CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Issued capital [member]	Issued Capital Adjustment [Member]	Share premium [member]	Treasury shares [member]	Treasury Shares Adjustment [Member]	Treasury Shares Cost [Member]	Statutory reserve [member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity Subtotal [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 38	$ 201	$ 516		$ 1	$ (6)	$ 61	$ 1,057	$ (18)	$ (50)	$ (372)	$ 1,428	$ 341	$ 1,769
IfrsStatementLineItems [Line Items]
Legal and voluntary reserve constitution								(372)			372
Capital reduction				(2)	(10)	38		(26)
Treasury shares acquisition	(2)	(10)		2	10	(39)						(39)		(39)
Stock compensation plans									3			3		3
Sale of subsidiary													(334)	(334)
Profit for the year											273	273	(35)	238
Other comprehensive loss for the year										98	22	120	34	154
Ending balance, value at Dec. 31, 2021	36	191	516		1	(7)	61	659	(15)	48	295	1,785	6	1,791
IfrsStatementLineItems [Line Items]
Legal and voluntary reserve constitution							(16)	311			(295)
Capital reduction						2		(2)
Treasury shares acquisition						(18)						(18)		(18)
Profit for the year											456	456	1	457
Other comprehensive loss for the year										33	21	54		54
Ending balance, value at Dec. 31, 2022	36	191	516		1	(23)	45	968	(15)	81	477	2,277	7	2,284
IfrsStatementLineItems [Line Items]
Legal and voluntary reserve constitution								478			(478)
Capital reduction						16		(13)				3		3
Dividends ditribution													(1)	(1)
Profit for the year											302	302	3	305
Other comprehensive loss for the year										(100)	(78)	(178)		(178)
Ending balance, value at Dec. 31, 2023	$ 36	$ 191	$ 516		$ 1	$ (7)	$ 45	$ 1,433	$ (15)	$ (19)	$ 223	$ 2,404	$ 9	$ 2,413